Current and Non-Current Liabilities - Financial Liabilities - DFA - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 19, 2025	Aug. 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Percentage of net sales			7.00%
Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Committed amount received in cash				$ 120.0	$ 50.0
Development Funding Agreement
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Percentage of net sales			7.00%
Amortized cost of funds invested			$ 170.0
Original interest rate			23.00%
Development Funding Agreement | Events after Reporting Period
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Cash payment to DFA	$ 20.0
Percentage of share capital issued	9.99%
Number of ordinary shares issued	136,661,003
Development Funding Agreement | Change of Control
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination			$ 0.0
Percentage of repayment due to termination			0.00%
Development Funding Agreement | Disagreement with DFA Investors
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination			$ 229.5
Percentage of repayment due to termination			135.00%
Development Funding Agreement | Iinability to Fund Development Costs
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination			$ 255.0
Percentage of repayment due to termination			150.00%
Development Funding Agreement | Safety
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination			$ 467.5
Percentage of repayment due to termination			275.00%
Development Funding Agreement | Bankruptcy and Other Material Breaches
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination			$ 680.0
Percentage of repayment due to termination			400.00%
Development Funding Agreement | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Additional funding amount under investor option		$ 50.0
Development Funding Agreement | Bottom of Range | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor		120.0
Development Funding Agreement | Top of Range | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor		170.0
Amended and Restated Development Funding Agreement | Bottom of Range | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor		$ 50.0